Contingencies	6 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [abstract]
Contingencies

10.Contingencies

Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business.  In addition, losses may arise from disputes with charterers, environmental claims, agents, and insurers and from claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which are material for disclosure.